NON-CONTROLLING INTEREST	9 Months Ended
Dec. 31, 2022
Non-controlling Interest
NON-CONTROLLING INTEREST

NOTE 21. NON-CONTROLLING INTEREST

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2022	$44,701	$(472)	$44,229
Net income (loss) attributable to non-controlling interest	123	(171)	(48)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)	–	(44,824)
Non-controlling interest as of December 31, 2022	$–	$(643)	$(643)

(In thousands)	iOx	Saugatuck	Total
Non-controlling interest as of April 1, 2021	$46,173	$(20)	$46,153
Share-based compensation expense	191	–	191
Exchange of notes payable, accrued interest and warrants for iOx shares	184	–	184
Net (loss) attributable to non-controlling interest	(436)	(317)	(753)
Non-controlling interest as of December 31, 2021	$46,112	$(337)	$45,775

On September 8, 2021, the Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. On July 18, 2022, the Company completed the acquisition of the remaining non-controlling interest in iOx, by issuing 1,070,000 shares of its ordinary shares and assuming certain milestone obligations. See Note 11, “Unsecured Notes Payable – iOx Unsecured Notes Payable,” and Note 18, “Related Party Transactions – Share Exchange Agreement – iOx,” for further discussions.

Saugatuck and subsidiary includes Saugatuck and its wholly-owned subsidiary, Saugatuck Rx LLC.